Condensed Interim Consolidated Statement of Changes in Shareholders' Equity (Unaudited) - USD ($)	Classes of share capital [member]	Reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2023	$ 85,714,727	$ 14,644,200	$ 98,870	$ (90,750,457)	$ 9,707,340
Balance, shares at Dec. 31, 2023	792
IfrsStatementLineItems [Line Items]
Shares issued on capital raise	$ 253,840				253,840
Shares issued on capital raise, shares	3,029
Shares issued to supplier	$ 34,286				34,286
Shares issued to supplier, shares	20
Share based payments		255,568			255,568
Pre-funded warrants exercised	$ 15,994,605				15,994,605
Pre-funded warrants exercised, shares	75,044
Net Loss				(16,347,469)	(16,347,469)
Balance at Sep. 30, 2024	$ 101,997,458	14,899,768	98,870	(107,097,926)	9,898,170
Balance, shares at Sep. 30, 2024	78,885
Balance at Dec. 31, 2024	$ 104,916,071	14,927,501	98,870	(116,021,171)	3,921,271
Balance, shares at Dec. 31, 2024	196,933
IfrsStatementLineItems [Line Items]
Net Loss				(12,968,288)	(12,968,288)
Shares Issued Under the Equity Line of Credit	$ 23,027,513				23,027,513
Shares Issued Under the Equity Line of Credit, shares	2,619,876
Redemption of preferred shares	$ 1,458,491				1,458,491
Redemption of preferred shares, shares	279,997
Balance at Sep. 30, 2025	$ 129,402,075	$ 14,927,501	$ 98,870	$ (128,989,459)	$ 15,438,987
Balance, shares at Sep. 30, 2025	3,096,806